UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Emerging Markets Fund	August 31, 2014 (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock – 98.04%Δ
Argentina – 3.20%
Arcos Dorados Holdings Class A @	3,630,000	$26,099,700
Cresud ADR @	1,442,769	16,101,302
Grupo Clarin Class B GDR 144A #@=	353,200	4,363,867
IRSA Inversiones y Representaciones ADR @	867,000	12,380,760
MercadoLibre	198,000	22,758,120
Pampa Energia ADR †	95,300	848,170
YPF ADR	800,000	26,432,000
		108,983,919
Bahrain – 0.04%
Aluminum Bahrain ADR 144A #@	221,400	1,482,849
		1,482,849
Brazil – 17.88%
AES Tiete	597,480	4,443,371
America Latina Logistica	5,000,000	18,312,973
B2W Cia Digital @†	5,402,365	91,332,387
Banco Santander Brasil ADR	3,012,000	20,692,440
Brasil Foods ADR	1,500,000	39,990,000
Braskem ADR	321,033	4,382,100
Centrais Eletricas Brasileiras	2,140,204	7,790,903
Cia Siderurgica Nacional ADR	1,200,000	5,244,000
Fibria Celulose ADR †	1,800,000	18,648,000
Gerdau @	2,764,900	13,238,818
Gol Linhas Aereas Inteligentes ADR	4,550,000	27,982,500
Hypermarcas †	5,200,000	45,012,395
Itau Unibanco Holding ADR	3,960,000	71,280,000
Petroleo Brasileiro ADR	7,120,956	139,357,109
Telefonica Brasil ADR	1,452,563	31,084,848
Tim Participacoes ADR	2,500,000	69,950,000
		608,741,844
Canada – 0.03%
Gran Tierra Energy †	134,900	905,179
		905,179
Chile – 0.84%
Sociedad Quimica y Minera de Chile ADR	1,050,000	28,749,000
		28,749,000
China/Hong Kong – 19.55%
Baidu ADR †	790,000	169,470,800
China Mengniu Dairy	4,860,000	22,543,984
China Mobile	2,000,000	24,877,259
China Mobile ADR	800,000	49,824,000
China Petroleum & Chemical	15,000,000	15,212,805

NQ-019 [8/14] 10/14 (13307)     1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Common StockΔ (continued)
China/Hong Kong (continued)
CNOOC ADR	120,000	$24,012,000
Fosun International	2,886,500	3,545,716
Guangshen Railway	11,000,000	4,428,359
Hollysys Automation Technologies †	550,000	12,138,500
Kunlun Energy	13,500,000	22,296,630
PetroChina Class H	25,340,000	35,966,220
Qunar Cayman Islands ADR †	236,682	7,105,194
Shanda Games ADR @†	2,122,400	13,647,032
SINA †	1,600,000	73,888,000
Sinofert Holdings †	7,324,000	1,143,482
Sinotrans	15,326,332	10,322,960
Sohu.com †	1,400,000	82,684,000
Tianjin Development Holdings @	15,559,550	13,049,861
Tom Group †	5,428,000	1,190,650
Travelsky Technology	6,221,000	6,116,608
Uni-President China Holdings @	46,917,600	42,376,914
Youku Tudou ADR †	1,500,000	29,700,000
		665,540,974
Cyprus – 0.65%
QIWI ADR	595,300	22,198,737
		22,198,737
France – 1.14%
Vallourec	867,132	38,728,595
		38,728,595
India – 6.34%
ICICI Bank	1,100,000	28,359,424
Indiabulls Infrastructure and Power GDR †	300,961	23,806
Indiabulls Real Estate GDR	102,021	116,100
Reliance Communications	10,114,849	19,438,053
Reliance Industries	6,400,000	105,840,412
Reliance Industries GDR 144A #	1,451,526	48,306,785
Tata Chemicals	2,198,589	13,726,419
		215,810,999
Israel – 2.31%
Teva Pharmaceutical Industries ADR	1,500,000	78,780,000
		78,780,000
Malaysia – 0.71%
Hong Leong Bank @	3,059,889	13,981,406
UEM Sunrise @	17,000,000	10,356,973
		24,338,379

2     NQ-019 [8/14] 10/14 (13307)

(Unaudited)

	Number of
	shares	Value (U.S. $)
Common StockΔ (continued)
Mexico – 6.78%
America Movil Series L ADR	2,410,300	$59,076,453
Cemex ADR †	2,600,000	34,398,000
Empresas ICA †	4,500,000	8,359,676
Fomento Economico Mexicano ADR	146,122	14,160,683
Grupo Financiero Santander
Mexico Class B ADR	2,000,000	30,120,000
Grupo Lala	2,724,000	7,061,640
Grupo Televisa ADR	2,100,000	77,847,000
		231,023,452
Netherlands – 1.10%
Yandex Class A †	1,324,100	37,644,163
		37,644,163
Peru – 0.65%
Cia de Minas Buenaventura ADR	1,530,573	22,285,143
		22,285,143
Poland – 0.82%
Jastrzebska Spolka Weglowa †	254,155	2,655,321
Orange Polska	7,500,000	25,136,135
		27,791,456
Republic of Korea – 19.95%
Daum Communications	120,000	19,536,535
E-Mart	110,000	26,466,818
Hite Jinro	680,000	15,489,597
KB Financial Group ADR	1,138,755	46,335,941
KCC @	118,000	79,473,425
KT ADR	1,366,539	23,367,817
LG Display ADR †	21,331	368,173
LG Electronics	250,000	18,637,215
LG Uplus	1,840,040	19,868,295
Lotte Chilsung Beverage @	23,000	46,766,591
Lotte Confectionery @	11,080	23,709,299
Samsung Electronics	115,000	139,936,890
Samsung Life Insurance	450,000	47,258,653
Shinhan Financial Group	500,000	25,885,021
SK Communications †	171,609	1,531,468
SK Innovation	323,967	30,061,429
SK Telecom	69,471	18,701,886
SK Telecom ADR	3,204,700	95,884,624
		679,279,677
Russia – 5.77%
Chelyabinsk Zink Plant GDR @†	143,300	558,497

NQ-019 [8/14] 10/14 (13307)     3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Common StockΔ (continued)
Russia (continued)
Enel OGK-5 GDR	21,161	$28,874
Etalon Group GDR 144A #@=	1,616,300	6,032,032
Gazprom ADR	4,000,000	28,600,000
LUKOIL ADR	170,000	9,436,700
LUKOIL ADR (London International Exchange)	410,827	22,903,605
MegaFon GDR	450,000	12,735,000
Mobile Telesystems ADR	1,100,000	20,295,000
Rosneft GDR	7,730,000	47,199,380
Sberbank of Russia @=†	12,000,000	23,703,679
Sberbank of Russia ADR	1,400,000	11,410,000
Surgutneftegas ADR	500,000	3,460,000
TGK-5 †	35,084,000	1,384
X5 Retail Group GDR †	526,952	9,980,471
		196,344,622
South Africa – 1.72%
Anglo American Platinum †	80,000	3,325,484
Impala Platinum Holdings	500,000	4,514,752
Sasol	400,000	23,201,088
Sun International	290,543	3,189,036
Tongaat Hulett @	838,307	13,418,260
Vodacom Group	900,000	10,836,812
		58,485,432
Taiwan – 4.26%
Hon Hai Precision Industry	13,552,000	46,268,041
MediaTek	3,000,000	50,157,317
Taiwan Semiconductor Manufacturing	7,000,000	29,053,421
United Microelectronics	43,000,000	19,646,204
		145,124,983
Thailand – 1.52%
Airports of Thailand-Foreign	5,000,000	37,083,399
Bangkok Bank-Foreign	2,300,000	14,755,124
		51,838,523
Turkey – 1.18%
Turk Telekomunikasyon	951,192	2,754,655
Turkcell Iletisim Hizmetleri ADR †	2,000,000	29,520,000
Turkiye Sise ve Cam Fabrikalari	5,781,096	7,809,400
		40,084,055
United Kingdom – 0.06%
Griffin Mining @†	3,056,187	1,999,595
		1,999,595

4     NQ-019 [8/14] 10/14 (13307)

(Unaudited)

	Number of
	shares	Value (U.S. $)
Common StockΔ (continued)
United States – 1.54%
SunEdison †	1,500,000	$33,045,000
Yahoo †	500,000	19,255,000
		52,300,000

Total Common Stock (cost $2,895,462,367)		3,338,461,576

Preferred Stock – 1.38%Δ
Brazil – 0.21%
Braskem Class A 3.81%	1,049,994	7,175,518
		7,175,518
Republic of Korea – 0.70%
Samsung Electronics 1.45%	23,662	23,799,665
		23,799,665
Russia – 0.47%
AK Transneft=†	7,239	15,918,237
		15,918,237
Total Preferred Stock (cost $25,754,605)		46,893,420

Exchange-Traded Fund – 0.49%
iShares MSCI Turkey	300,500	16,668,735
Total Exchange-Traded Fund (cost $13,682,561)		16,668,735

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A#=	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO 144A#=	254,590	0
Total Participation Notes (cost $8,559,056)		0

	Principal amount°
Short-Term Investments – 0.46%
Repurchase Agreements – 0.46%
Bank of America Merrill Lynch
0.02%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $3,959,267 (collateralized by U.S.
government obligations 0.00%-2.125%
9/18/14-5/15/44; market value $4,038,444)	3,959,258	3,959,258

NQ-019 [8/14] 10/14 (13307)     5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $1,319,760 (collateralized by U.S.
government obligations 0.00%-4.375%
1/2/15-2/15/38; market value $1,346,149)	1,319,753	$1,319,753
BNP Paribas
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $10,311,047 (collateralized by U.S.
government obligations 0.00%-3.125%
2/26/15-8/15/21; market value $10,517,210)	10,310,989	10,310,989
Total Short-Term Investments (cost $15,589,999)		15,590,000

Total Value of Securities – 100.37%
(cost $2,959,048,588)		3,417,613,731

Liabilities Net of Receivables and Other Assets – (0.37%)		(12,590,628)
Net Assets – 100.00%		$3,405,023,103

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2014, the aggregate value of Rule 144A securities was $60,185,533, which represents 1.77% of the Fund’s net assets. See Note 5 in “Notes.”

@	Illiquid security. At Aug. 31, 2014, the aggregate value of illiquid securities was $454,073,247, which represents 13.34% of the Fund’s net assets. See Note 5 in “Notes.”
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2014, the aggregate value of fair valued securities was $50,017,815, which represented 1.47% of the Fund’s net assets. See Note 1 in “Notes.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contract was outstanding at Aug. 31, 2014:1

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	KRW	2,447,004,756	USD	(2,414,363)	9/2/14	$(1,857)

6     NQ-019 [8/14] 10/14 (13307)

(Unaudited)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
KRW – South Korean Won
LEPO – Low Exercise Price Option
USD – United States Dollar

NQ-019 [8/14] 10/14 (13307)     7

Notes
Delaware Emerging Markets Fund	August 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010–Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

8     NQ-019 [8/14] 10/14 (13307)

(Unaudited)

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Aug. 29, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-019 [8/14] 10/14 (13307)     9

(Unaudited)

2. Investments

At Aug. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,963,616,627
Aggregate unrealized appreciation	$759,322,551
Aggregate unrealized depreciation	(305,325,447)
Net unrealized appreciation	$453,997,104

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

The Regulated Investment Company Modernization Act of 2010 (Act) was enacted on Dec. 22, 2010. The Act makes changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. At Nov. 30, 2013, long-term losses of $2,500,841 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

10     NQ-019 [8/14] 10/14 (13307)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$104,620,052	$4,363,867	$—	$108,983,919
Bahrain	—	1,482,849	—	1,482,849
Brazil	608,741,844	—	—	608,741,844
Canada	905,179	—	—	905,179
Chile	28,749,000	—	—	28,749,000
China/Hong Kong	462,469,526	203,071,448	—	665,540,974
Cyprus	22,198,737	—	—	22,198,737
France	—	38,728,595	—	38,728,595
India	—	215,810,999	—	215,810,999
Israel	78,780,000	—	—	78,780,000
Malaysia	—	24,338,379	—	24,338,379
Mexico	231,023,452	—	—	231,023,452
Netherlands	37,644,163	—	—	37,644,163
Peru	22,285,143	—	—	22,285,143
Poland	—	27,791,456	—	27,791,456
Republic of Korea	165,956,555	513,323,122	—	679,279,677
Russia	29,731,700	166,612,922	—	196,344,622
South Africa	—	58,485,432	—	58,485,432
Taiwan	—	145,124,983	—	145,124,983
Thailand	37,083,399	14,755,124	—	51,838,523
Turkey	29,520,000	10,564,055	—	40,084,055
United Kingdom	—	1,999,595	—	1,999,595
United States	52,300,000	—	—	52,300,000
Preferred Stock[1]	7,175,518	39,717,902	—	46,893,420
Exchange-Traded Fund	16,668,735	—	—	16,668,735
Participation Notes	—	—	—	—
Short-Term Investments	—	15,590,000	—	15,590,000
Total	$1,935,853,003	$1,481,760,728	$—	$3,417,613,731
Foreign Currency Exchange Contracts	$—	$(1,857)	$—	$(1,857)

NQ-019 [8/14] 10/14 (13307)     11

(Unaudited)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 66.05% and 33.95%, respectively. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs.

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments.

As a result of utilizing international fair value pricing at Aug. 31, 2014, a portion of the portfolio was categorized as Level 2.

During the period ended Aug. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of securities that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security was delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into theses contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

12     NQ-019 [8/14] 10/14 (13307)

(Unaudited)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

NQ-019 [8/14] 10/14 (13307)     13

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended Aug. 31, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.”

6. Subsequent Events

Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares.

14     NQ-019 [8/14] 10/14 (13307)

(Unaudited)

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-019 [8/14] 10/14 (13307)     15

Schedule of investments
Delaware Focus Global Growth Fund	August 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.61%Δ
Brazil – 5.11%
Arezzo Industria e Comercio	235,136	$3,362,912
Localiza Rent a Car	187,475	3,335,252
		6,698,164
China/Hong Kong – 3.29%
Baidu ADR †	20,125	4,317,215
		4,317,215
Denmark – 2.62%
Novo Nordisk Class B	75,383	3,443,816
		3,443,816
Finland – 2.16%
Kone Class B	67,033	2,836,220
		2,836,220
France – 2.41%
Edenred	106,531	3,159,388
		3,159,388
India – 2.13%
Zee Entertainment Enterprises	615,953	2,790,075
		2,790,075
Ireland – 2.54%
Experian	191,864	3,337,618
		3,337,618
Japan – 8.36%
Japan Exchange Group	154,500	3,664,466
Kakaku.com	217,300	3,406,048
Start Today	163,700	3,893,686
		10,964,200
Netherlands – 2.56%
Core Laboratories	21,220	3,352,548
		3,352,548
Spain – 1.93%
Inditex	87,515	2,535,633
		2,535,633
Switzerland – 4.03%
SGS	1,198	2,658,018
Syngenta	7,345	2,636,072
		5,294,090
Taiwan – 2.35%
Taiwan Semiconductor Manufacturing ADR	147,050	3,079,227
		3,079,227
United Kingdom – 8.17%
Admiral Group	12,495	276,885

NQ-581[8/14] 10/14 (13310)     1

Schedule of investments
Delaware Focus Global Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United Kingdom (continued)
Compass Group	198,117	$3,221,129
InterContinental Hotels Group	84,838	3,251,594
Intertek Group	85,500	3,975,220
		10,724,828
United States – 50.95%
Allergan	26,095	4,271,229
Celgene †	62,275	5,917,371
Crown Castle International	40,125	3,190,339
Discovery Communications Class C †	43,886	1,885,781
eBay †	72,850	4,043,175
EOG Resources	41,100	4,516,068
Google Class A †	3,673	2,139,008
Google Class C †	3,673	2,099,487
IntercontinentalExchange	18,935	3,578,715
Intuit	39,350	3,273,133
MasterCard Class A	52,775	4,000,873
Microsoft	106,350	4,831,481
NIKE Class B	38,685	3,038,707
Priceline Group †	4,295	5,344,311
QUALCOMM	60,475	4,602,147
VeriFone Systems †	104,050	3,633,426
Visa Class A	17,220	3,659,594
Walgreen	46,800	2,832,336
		66,857,181

Total Common Stock (cost $108,290,974)		129,390,203

Preferred Stock – 0.13%Δ
India – 0.13%
Zee Entertainment Enterprises 6.00%	12,310,536	166,798
Total Preferred Stock (cost $161,469)		166,798

	Principal amount°
Short-Term Investments – 0.40%
Discount Note – 0.12%≠
Federal Home Loan Bank 0.075% 11/19/14	163,036	163,025
		163,025
U.S. Treasury Obligation – 0.28%≠
U.S. Treasury Bill 0.093% 11/13/14	361,271	361,261
		361,261
Total Short-Term Investments (cost $524,213)		524,286

Total Value of Securities – 99.14%
(cost $108,976,656)		$130,081,287

Receivables and Other Assets Net of Liabilities – 0.86%		1,130,422
Net Assets – 100.00%		$131,211,709

2     NQ-581[8/14] 10/14 (13310)

(Unaudited)

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Aug. 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	(63,867)	USD	28,466	9/2/14	$(28)
BNYM	GBP	(656,483)	USD	1,087,896	9/2/14	(1,764)
BNYM	GBP	(252,678)	USD	419,645	9/3/14	241
						$(1,551)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
BRL – Brazilian Real
BNYM – BNY Mellon
GBP – British Pound Sterling
USD – United States Dollar

NQ-581[8/14] 10/14 (13310)     3

Notes
Delaware Focus Global Growth Fund	August 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Focus Global Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

4     NQ-581[8/14] 10/14 (13310)

(Unaudited)

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Aug. 31, 2014, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund pays foreign capital gain taxes on certain foreign securities held, which are reported as components of realized and unrealized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-581[8/14] 10/14 (13310)     5

(Unaudited)

2. Investments

At Aug. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$109,191,978
Aggregate unrealized appreciation	$22,700,378
Aggregate unrealized depreciation	(1,811,069)
Net unrealized appreciation	$20,889,309

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-581[8/14] 10/14 (13310)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2014:

	Level 1	Level 2	Total
Common Stock
Brazil	$6,698,164	$—	$6,698,164
China/Hong Kong	4,317,215	—	4,317,215
Denmark	—	3,443,816	3,443,816
Finland	—	2,836,220	2,836,220
France	—	3,159,388	3,159,388
India	—	2,790,075	2,790,075
Ireland	—	3,337,618	3,337,618
Japan	—	10,964,200	10,964,200
Netherlands	3,352,548	—	3,352,548
Spain	—	2,535,633	2,535,633
Switzerland	—	5,294,090	5,294,090
Taiwan	3,079,227	—	3,079,227
United Kingdom	—	10,724,828	10,724,828
United States	66,857,181	—	66,857,181
Preferred Stock	—	166,798	166,798
Short-Term Investments	—	524,286	524,286
Total	$84,304,335	$45,776,952	$130,081,287

As a result of international fair value pricing at Aug. 31, 2014, a portion of the Fund’s common stock was categorized as Level 2 investments.

During the period ended Aug. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2014, there were no Level 3 investments.

NQ-581[8/14] 10/14 (13310)     7

(Unaudited)

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of securities that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security was delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

8     NQ-581[8/14] 10/14 (13310)

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Aug. 31, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

NQ-581[8/14] 10/14 (13310)     9

(Unaudited)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Aug. 31, 2014, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-581[8/14] 10/14 (13310)

Schedules of investments
Delaware Global Value Fund	August 31, 2014 (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock – 99.44%Δ
Australia - 1.33%
Coca-Cola Amatil	41,559	$349,214
		349,214
Canada - 6.01%
CGI Group Class A †	20,643	730,564
WestJet Airlines @	20,902	565,179
Yamana Gold	33,102	281,914
		1,577,657
France - 6.83%
AXA *	17,960	444,849
Sanofi *	5,741	629,897
Total	5,400	356,128
Vinci	5,543	362,354
		1,793,228
Germany - 0.82%
Stada Arzneimittel *	5,387	214,975
		214,975
Indonesia - 1.20%
Bank Rakyat Indonesia Persero	332,831	314,609
		314,609
Israel - 2.64%
Teva Pharmaceutical Industries ADR	13,200	693,264
		693,264
Italy - 3.29%
Saipem *†	16,338	387,715
UniCredit	61,503	476,000
		863,715
Japan - 11.96%
East Japan Railway	5,400	419,472
ITOCHU	27,353	347,646
Mitsubishi UFJ Financial Group	36,954	212,444
Nippon Telegraph & Telephone	13,968	936,972
Nitori Holdings	8,614	516,567
Sumitomo Rubber Industries	27,000	385,585
Toyota Motor	5,650	321,880
		3,140,566
Netherlands - 3.13%
ING Groep †	38,404	528,094
Koninklijke Philips	9,666	294,539
		822,633

NQ-179 [8/14] 10/14 (13302)     1

Schedules of investments
Delaware Global Value Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Common StockΔ (continued)
Norway - 1.44%
Subsea 7 *	22,777	$378,857
		378,857
Russia - 1.76%
Mobile Telesystems ADR	25,000	461,250
		461,250
Switzerland - 2.92%
Aryzta †	8,402	767,354
		767,354
United Kingdom - 4.84%
Meggitt	28,990	226,936
National Grid	11,814	176,294
Rio Tinto	5,960	317,912
Standard Chartered	27,374	551,164
		1,272,306
United States - 51.27%
American Airlines Group	14,700	571,977
American Express	2,900	259,695
Apple	8,700	891,750
Caterpillar	6,400	698,048
Cintas	7,200	476,208
Delphi Automotive	6,300	438,354
Goldman Sachs Group	3,700	662,707
Halliburton	9,800	662,578
International Business Machines	1,700	326,910
Johnson & Johnson	4,700	487,531
JPMorgan Chase	9,700	576,665
Lowe’s	9,100	477,841
Mylan †	9,800	476,280
NASDAQ OMX Group	14,400	625,968
National Oilwell Varco	6,700	579,081
Omnicom Group	5,800	417,658
Oracle	15,300	635,409
Pfizer	14,400	423,216
Target	4,000	240,280
Time Warner	11,100	855,033
Travelers	6,400	606,144
Viacom Class B	6,400	519,360
Wells Fargo	11,500	591,560

2     NQ-179 [8/14] 10/14 (13302)

(Unaudited)

	Number of
	shares	Value (U.S. $)
Common StockΔ (continued)
United States (continued)
WESCO International *†	6,800	$571,132
Western Union *	22,600	394,822
		13,466,207

Total Common Stock (cost $20,947,660)		26,115,835

	Principal amount°
Short-Term Investments – 0.76%
Discount Notes - 0.53%≠
Federal Home Loan Bank
0.055% 9/12/14	62,121	62,121
0.075% 11/19/14	14,495	14,494
0.077% 11/14/14	62,220	62,216
		138,831
Repurchase Agreements - 0.19%
Bank of America Merrill Lynch
0.02%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $12,698 (collateralized by U.S.
government obligations 0.00%-2.125%
9/18/14-5/15/44; market value $12,952)	12,698	12,698
Bank of Montreal
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $4,233 (collateralized by U.S.
government obligations 0.00%-4.375%
1/2/15-2/15/38; market value $4,317)	4,233	4,233
BNP Paribas
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $33,069 (collateralized by U.S.
government obligations 0.00%-3.125%
2/26/15-8/15/21; market value $33,731)	33,069	33,069
		50,000
U.S. Treasury Obligation - 0.04%≠
U.S. Treasury Bill 0.093% 11/13/14	10,002	10,002
		10,002
Total Short-Term Investments (cost $198,822)		198,833

Total Value of Securities Before Securities Lending Collateral – 100.20%
(cost $21,146,482)		26,314,668

NQ-179 [8/14] 10/14 (13302)     3

Schedules of investments
Delaware Global Value Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Securities Lending Collateral – 5.39%**
Investment Company
Delaware Investments Collateral Fund No.1	1,416,549	$1,416,549
Total Securities Lending Collateral (cost $1,416,549)		1,416,549

Total Value of Securities – 105.59%
(cost $22,563,031)		27,731,217 ■
Obligation to Return Securities Lending Collateral** – (5.39%)		(1,416,549)
Other Liabilities Net of Receivables and Other Assets – (0.20%)		(52,091)
Net Assets – 100.00%		$26,262,577

*	Fully or partially on loan.
**	See Note 4 in “Notes” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At Aug. 31, 2014, the aggregate value of illiquid securities was $565,179, which represents 2.15% of the Fund’s net assets. See Note 5 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $1,434,576 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

ADR – American Depositary Receipt

4     NQ-179 [8/14] 10/14 (13302)

Notes
Delaware Global Value Fund	August 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

NQ-179 [8/14] 10/14 (13302)     5

(Unaudited)

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Aug. 29, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

6     NQ-179 [8/14] 10/14 (13302)

(Unaudited)

2. Investments

At Aug. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$22,655,801
Aggregate unrealized appreciation	$5,924,619
Aggregate unrealized depreciation	(849,203)
Net unrealized appreciation	$5,075,416

For federal income tax purposes, at Nov. 30, 2013, capital loss carryforwards of $25,695,719 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $13,153,042 expires in 2016 and $12,542,677 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Nov. 30, 2013, the Fund had no capital loss carryforwards under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-179 [8/14] 10/14 (13302)     7

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2014:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$349,214	$349,214
Canada	1,577,657	—	1,577,657
France	—	1,793,228	1,793,228
Germany	—	214,975	214,975
Indonesia	—	314,609	314,609
Israel	693,264	—	693,264
Italy	—	863,715	863,715
Japan	—	3,140,566	3,140,566
Netherlands	—	822,633	822,633
Norway	—	378,857	378,857
Russia	461,250	—	461,250
Switzerland	—	767,354	767,354
United Kingdom	—	1,272,306	1,272,306
United States	13,466,207	—	13,466,207
Short-Term Investments	—	198,833	198,833
Securities Lending Collateral	—	1,416,549	1,416,549
Total	$16,198,378	$11,532,839	$27,731,217

As a result of utilizing international fair value pricing at Aug. 31, 2014, a portion of the Fund’s common stock was categorized as Level 2 investments.

During the period ended Aug. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded , causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

8     NQ-179 [8/14] 10/14 (13302)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security was delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Aug. 31, 2014.

NQ-179 [8/14] 10/14 (13302)     9

(Unaudited)

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by noncash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall.

10     NQ-179 [8/14] 10/14 (13302)

(Unaudited)

At Aug. 31, 2014, the value of securities on loan was $1,434,576, for which the Fund received collateral, comprised of cash collateral valued at $1,416,549, and non-cash collateral of $89,808. At Aug. 31, 2014, the value of invested collateral was $1,416,549. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral”.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Aug. 31, 2014, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.”

6. Subsequent Events

Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-179 [8/14] 10/14 (13302)     11

Schedule of investments
Delaware International Value Equity Fund	August 31, 2014 (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock – 98.27%Δ
Australia – 1.42%
Coca-Cola Amatil	528,077	$4,437,352
		4,437,352
Canada – 8.44%
AuRico Gold	519,829	2,366,553
CGI Group Class A †	369,473	13,075,803
WestJet Airlines *@	296,690	8,022,336
Yamana Gold *	348,172	2,965,210
		26,429,902
China/Hong Kong – 5.41%
CNOOC	3,525,000	7,086,341
Techtronic Industries	1,311,000	4,000,639
Yue Yuen Industrial Holdings	1,892,000	5,871,265
		16,958,245
Denmark – 1.95%
Carlsberg Class B	66,869	6,097,925
		6,097,925
France – 19.08%
AXA *	430,257	10,656,993
Kering *	21,520	4,559,711
Lafarge *	75,769	5,804,375
Publicis Groupe *	71,456	5,323,744
Sanofi	100,120	10,985,066
Teleperformance	133,776	8,681,856
Total *	90,998	6,001,287
Vinci	118,366	7,737,763
		59,750,795
Germany – 4.81%
Bayerische Motoren Werke *	25,512	2,970,117
Deutsche Post	222,536	7,276,680
Stada Arzneimittel *	120,573	4,811,608
		15,058,405
Indonesia – 1.31%
Bank Rakyat Indonesia Persero	4,331,800	4,094,644
		4,094,644
Israel – 4.10%
Teva Pharmaceutical Industries ADR	244,400	12,835,888
		12,835,888
Italy – 3.78%
Saipem *†	244,377	5,799,272

NQ-034 [8/14] 10/14 (13306)     1

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Common StockΔ (continued)
Italy (continued)
UniCredit	781,876	$6,051,298
		11,850,570
Japan – 19.54%
Don Quijote Holdings	46,800	2,478,189
East Japan Railway	87,244	6,777,120
ITOCHU	671,860	8,539,088
Mitsubishi UFJ Financial Group	1,742,857	10,019,481
Nippon Telegraph & Telephone	176,328	11,828,066
Nitori Holdings	130,594	7,831,498
Sumitomo Rubber Industries	328,600	4,692,707
Toyota Motor	158,900	9,052,513
		61,218,662
Netherlands – 4.22%
ING Groep CVA †	463,710	6,376,481
Koninklijke Philips *	224,696	6,846,860
		13,223,341
Norway – 1.77%
Subsea 7 *	332,682	5,533,608
		5,533,608
Russia – 2.03%
Mobile Telesystems ADR	345,500	6,374,475
		6,374,475
Sweden – 3.38%
Nordea Bank	812,149	10,584,282
		10,584,282
Switzerland – 6.99%
Aryzta †	110,932	10,131,411
Novartis	131,087	11,757,994
		21,889,405
United Kingdom – 10.04%
Meggitt	369,591	2,893,191
National Grid	262,679	3,919,828
Rexam	681,913	5,738,770
Rio Tinto	104,519	5,575,136
Standard Chartered	445,844	8,976,885
Tesco	1,139,312	4,348,686
		31,452,496

Total Common Stock (cost $264,290,566)		307,789,995

2     NQ-034 [8/14] 10/14 (13306)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 1.69%
Discount Notes – 0.57%≠
Federal Home Loan Bank
0.055% 9/12/14	669,007	$669,006
0.075% 11/19/14	440,026	439,996
0.077% 11/14/14	670,077	670,035
		1,779,037
Repurchase Agreements – 1.06%
Bank of America Merrill Lynch
0.02%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $845,693 (collateralized by U.S.
government obligations 0.00%-2.125%
9/18/14-5/15/44; market value $862,605)	845,691	845,691
Bank of Montreal
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $281,899 (collateralized by U.S.
government obligations 0.00%-4.375%
1/2/15-2/15/38; market value $287,535)	281,897	281,897
BNP Paribas
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $2,202,424 (collateralized by U.S.
government obligations 0.00%-3.125%
2/26/15-8/15/21; market value $2,246,460)	2,202,412	2,202,412
		3,330,000
U.S. Treasury Obligation – 0.06%≠
U.S. Treasury Bill 0.093% 11/13/14	195,372	195,367
		195,367
Total Short-Term Investments (cost $5,304,255)		5,304,404

Total Value of Securities Before Securities Lending Collateral
Lending Collateral – 99.96%
(cost $269,594,821)		313,094,399

	Number of
	shares
Securities Lending Collateral – 7.14%**
Investment Company
Delaware Investments Collateral Fund No.1	22,381,172	22,381,172
Total Securities Lending Collateral (cost $22,381,172)		22,381,172

Total Value of Securities – 107.10%
(cost $291,975,993)		335,475,571	■
Obligation to Return Securities Lending Collateral** – (7.14%)		(22,381,172)
Receivables and Other Assets Net of Liabilities – 0.04%		128,302
Net Assets – 100.00%		$313,222,701

NQ-034 [8/14] 10/14 (13306)     3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

*	Fully or partially on loan.
**	See Note 4 in “Notes” for additional information on securities lending collateral.
@	Illiquid security. At Aug. 31, 2014, the aggregate value of illiquid securities was $8,022,336, which represents 2.56% of the Fund’s net assets. See Note 5 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $20,456,421 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate

4     NQ-034 [8/14] 10/14 (13306)

Notes
Delaware International Value Equity Fund	August 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at the net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010–Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

NQ-034 [8/14] 10/14 (13306)     5

(Unaudited)

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Aug. 29, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

6     NQ-034 [8/14] 10/14 (13306)

(Unaudited)

2. Investments

At Aug. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$299,937,344
Aggregate unrealized appreciation	$61,870,122
Aggregate unrealized depreciation	(26,331,895)
Net unrealized appreciation	$35,538,227

For federal income tax purposes, at Nov. 30, 2013, capital loss carryforwards of $196,261,080 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $74,233,023 expires in 2016, $113,289,581 expires in 2017, and $8,738,476 expires in 2019.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Nov. 30, 2013, the Fund had no capital loss carryforward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ-034 [8/14] 10/14 (13306)     7

(Unaudited)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2014:

	Delaware International Value Equity Fund
	Level 1	Level 2	Total
Common Stock
Australia	—	4,437,352	4,437,352
Canada	26,429,902	—	26,429,902
China/Hong Kong	—	16,958,245	16,958,245
Denmark	—	6,097,925	6,097,925
France	—	59,750,795	59,750,795
Germany	—	15,058,405	15,058,405
Indonesia	—	4,094,644	4,094,644
Israel	12,835,888	—	12,835,888
Italy	—	11,850,570	11,850,570
Japan	—	61,218,662	61,218,662
Netherlands	—	13,223,341	13,223,341
Norway	—	5,533,608	5,533,608
Russia	6,374,475	—	6,374,475
Sweden	—	10,584,282	10,584,282
Switzerland	—	21,889,405	21,889,405
United Kingdom	—	31,452,496	31,452,496
Short-Term Investments	—	5,304,404	5,304,404
Securities Lending Collateral	—	22,381,172	22,381,172
Total	$45,640,265	$289,835,306	$335,475,571

8     NQ-034 [8/14] 10/14 (13306)

(Unaudited)

As a result of utilizing international fair value pricing at Aug. 31, 2014, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended Aug. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Aug. 31, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of securities that it had agreed to buy or sell for the period between the date the trade was entered into and the date the security was delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Aug. 31, 2014.

NQ-034 [8/14] 10/14 (13306)     9

(Unaudited)

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

10     NQ-034 [8/14] 10/14 (13306)

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Aug. 31, 2014, the value of securities on loan was $20,456,421, for which the Fund received collateral, comprised of cash collateral valued at $22,381,172, and non-cash collateral of $37,294. At Aug. 31, 2014, the value of invested collateral was $22,381,172. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Aug. 31, 2014, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.”

6. Subsequent Events

Effective Sept. 25, 2014 all remaining shares of Class B were converted to Class A shares.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-034 [8/14] 10/14 (13306)     11

Schedule of investments
Delaware Macquarie Global Infrastructure Fund	August 31, 2014 (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock – 82.28%Δ
Australia - 4.54%
DUET Group	20,465	$46,621
Transurban Group	52,357	393,998
		440,619
Brazil - 1.35%
EDP - Energias do Brasil	9,000	45,626
Prumo Logistica †	182,787	85,725
		131,351
Canada - 7.73%
Enbridge	7,964	397,211
TransCanada	6,555	352,257
		749,468
China - 5.96%■
Beijing Enterprises Holdings	5,500	47,406
China Merchants Holdings International	92,810	307,768
COSCO Pacific	64,225	89,997
Hopewell Highway Infrastructure	120,000	60,077
Huadian Fuxin Energy Class H	124,000	73,280
		578,528
France - 8.80%
Electricite de France	2,759	89,709
GDF Suez	12,662	311,877
Groupe Eurotunnel	24,527	315,581
Vinci	2,093	136,823
		853,990
Germany - 4.04%
Fraport Frankfurt Airport Services Worldwide	3,275	222,053
Hamburger Hafen und Logistik	7,007	169,458
		391,511
Italy - 3.35%
Atlantia	12,813	325,277
		325,277
Japan - 2.23%
East Japan Railway	1,100	85,448
Tokyo Gas	23,000	130,611
		216,059
Luxembourg - 0.92%
Intelsat †	5,068	88,893
		88,893

NQ-211 [8/14] 10/14 (13311)      1

Schedule of investments
Delaware Macquarie Global Infrastructure Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Common StockΔ (continued)
Netherlands - 1.23%
Koninklijke Vopak	2,333	$119,618
		119,618
Singapore - 2.10%
Hutchison Port Holdings Trust	283,000	203,760
		203,760
Spain - 1.92%
Abertis Infraestructuras	6,388	134,385
EDP Renovaveis	7,100	51,358
		185,743
Switzerland - 2.37%
Flughafen Zuerich	352	230,040
		230,040
United Kingdom - 7.14%
Centrica	38,328	203,204
National Grid	18,346	273,768
SSE	8,550	215,437
		692,409
United States - 28.60%
American Electric Power	3,367	180,808
American Tower	900	88,740
American Water Works	3,025	153,095
CMS Energy	3,000	91,620
Consolidated Edison	1,600	92,624
Corrections Corp of America	5,078	180,980
Crown Castle International	3,100	246,481
Duke Energy	2,700	199,773
Edison International	1,500	88,710
ITC Holdings	4,863	181,633
Kinder Morgan	3,273	131,771
NiSource	4,600	182,482
PG&E	2,860	132,933
Sempra Energy	3,900	413,283
Spectra Energy	3,258	135,728
Williams	4,600	273,424
		2,774,085

Total Common Stock (cost $7,137,918)		7,981,351

2      NQ-211 [8/14] 10/14 (13311)

(Unaudited)

	Number of
	shares	Value (U.S. $)
U.S. Master Limited Partnerships – 4.22%
Buckeye Partners	1,200	$94,800
Energy Transfer Equity	1,300	78,845
Enterprise Products Partners	3,630	147,487
Magellan Midstream Partners	1,050	88,128
Total U.S. Master Limited Partnerships (cost $297,825)		409,260

	Principal amount°
Short-Term Investments – 12.67%
Repurchase Agreements - 12.67%
Bank of America Merrill Lynch
0.02%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $312,119 (collateralized by U.S.
government obligations 0.00%-2.125%
9/18/14-5/15/44; market value $318,361)	312,119	312,119
Bank of Montreal
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $104,040 (collateralized by U.S.
government obligations 0.00%-4.375%
1/2/15-2/15/38; market value $106,120)	104,040	104,039
BNP Paribas
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $812,846 (collateralized by U.S.
government obligations 0.00%-3.125%
2/26/15-8/15/21; market value $829,099)	812,842	812,842
Total Short-Term Investments (cost $1,229,000)		1,229,000

Total Value of Securities – 99.17%
(cost $8,664,743)		9,619,611
Receivables and Other Assets Net of Liabilities – 0.83%		80,473
Net Assets – 100.00%		$9,700,084

■	Securities listed and traded on the Hong Kong Stock Exchange.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

NQ-211 [8/14] 10/14 (13311)     3

Schedule of investments
Delaware Macquarie Global Infrastructure Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at Aug. 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	CAD	(62,346)	USD	57,375	9/2/14	$40
BNYM	GBP	(42,987)	USD	71,343	9/2/14	(8)
BNYM	HKD	(268,048)	USD	34,568	9/2/14	(19)
						$13

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
BNYM – Bank of New York Mellon
CAD – Canadian Dollar
GBP – British Pound Sterling
HKD – Hong Kong Dollar
USD – United States Dollar

4     NQ-211 [8/14] 10/14 (13311)

Notes
Delaware Macquarie Global Infrastructure Fund	August 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Macquarie Global Infrastructure Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010–Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

NQ-211 [8/14] 10/14 (13311)      5

(Unaudited)

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Aug. 31, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports foreign capital gain taxes and foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

6     NQ-211 [8/14] 10/14 (13311)

(Unaudited)

2. Investments

At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$8,872,442
Aggregate unrealized appreciation	$1,117,103
Aggregate unrealized depreciation	(369,934)
Net unrealized appreciation	$747,169

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-211 [8/14] 10/14 (13311)     7

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2014:

	Level 1	Level 2	Total
Common Stock
Australia	—	440,619	440,619
Brazil	131,351	—	131,351
Canada	749,468	—	749,468
China	—	578,528	578,528
France	—	853,990	853,990
Germany	—	391,511	391,511
Italy	—	325,277	325,277
Japan	—	216,059	216,059
Luxembourg	88,893	—	88,893
Netherlands	—	119,618	119,618
Singapore	—	203,760	203,760
Spain	—	185,743	185,743
Switzerland	—	230,040	230,040
United Kingdom	—	692,409	692,409
United States	2,774,085	—	2,774,085
U.S. Master Limited Partnerships	409,260	—	409,260
Short-Term Investments	—	1,229,000	1,229,000
Total	$4,153,057	$5,466,554	$9,619,611
Foreign Currency Exchange Contracts	$—	$13	$13

During the period ended Aug. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2014, there were no Level 3 investments.

As a result of utilizing international fair value pricing at Aug. 31, 2014, the majority of the Fund’s common stock was categorized as Level 2.

8      NQ-211 [8/14] 10/14 (13311)

(Unaudited)

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

NQ-211 [8/14] 10/14 (13311)      9

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Aug. 31, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

10     NQ-211 [8/14] 10/14 (13311)

(Unaudited)

Because the Fund concentrates its investments in securities issued by companies principally engaged in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Aug. 31, 2014, there were no rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events

On Aug. 20, 2014, the Board of Trustees of Delaware Group® Global and International Funds unanimously voted and approved a proposal to liquidate the Fund. Please read the prospectus, summary prospectus, and related supplements dated Aug. 21, 2014 for more information concerning this event.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-211 [8/14] 10/14 (13311)     11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: